Condensed Financial Information of the Parent Company - Condensed Balance Sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2018	Jul. 26, 2018	Jun. 27, 2018	Dec. 31, 2017
Condensed Balance Sheet Statements Captions [Line Items]
Common shares, par value per share	$ 0			$ 0.0001
Common shares, shares authorized	50,000,000		5,000,000,000	470,393,343
Common shares, shares issued	0			42,666,670
Common shares, shares outstanding	0	42,666,670		42,666,670
Series A Contingently Redeemable Convertible Preferred Shares
Condensed Balance Sheet Statements Captions [Line Items]
Contingently redeemable convertible preferred shares, par value per share	$ 0			$ 0.0001
Contingently redeemable convertible preferred shares, shares authorized	0			11,111,120
Contingently redeemable convertible preferred shares, shares issued	0			11,111,120
Contingently redeemable convertible preferred shares, shares outstanding	0			11,111,120
Series B Contingently Redeemable Convertible Preferred Shares
Condensed Balance Sheet Statements Captions [Line Items]
Contingently redeemable convertible preferred shares, par value per share	$ 0			$ 0.0001
Contingently redeemable convertible preferred shares, shares authorized	0			7,936,510
Contingently redeemable convertible preferred shares, shares issued	0			7,936,510
Contingently redeemable convertible preferred shares, shares outstanding	0			7,936,510
Series C Contingently Redeemable Convertible Preferred Shares
Condensed Balance Sheet Statements Captions [Line Items]
Contingently redeemable convertible preferred shares, par value per share	$ 0			$ 0.0001
Contingently redeemable convertible preferred shares, shares authorized	0			4,999,540
Contingently redeemable convertible preferred shares, shares issued	0			4,999,540
Contingently redeemable convertible preferred shares, shares outstanding	0			4,999,540
Series D Contingently Redeemable Convertible Preferred Shares
Condensed Balance Sheet Statements Captions [Line Items]
Contingently redeemable convertible preferred shares, par value per share	$ 0			$ 0.0001
Contingently redeemable convertible preferred shares, shares authorized	0			5,559,487
Contingently redeemable convertible preferred shares, shares issued	0			5,559,487
Contingently redeemable convertible preferred shares, shares outstanding	0			5,559,487
Class A Common Shares
Condensed Balance Sheet Statements Captions [Line Items]
Common shares, par value per share	$ 0.0001			$ 0
Common shares, shares authorized	4,920,000,000			0
Common shares, shares issued	59,547,823			0
Common shares, shares outstanding	59,547,823			0
Class B Common Shares
Condensed Balance Sheet Statements Captions [Line Items]
Common shares, par value per share	$ 0.0001			$ 0
Common shares, shares authorized	30,000,000			0
Common shares, shares issued	17,000,189			0
Common shares, shares outstanding	17,000,189			0
Parent Company
Condensed Balance Sheet Statements Captions [Line Items]
Common shares, par value per share	$ 0			$ 0.0001
Common shares, shares authorized	50,000,000			470,393,343
Common shares, shares issued	0			42,666,670
Common shares, shares outstanding	0			42,666,670
Treasury shares, shares	46,303			0
Parent Company | Series A Contingently Redeemable Convertible Preferred Shares
Condensed Balance Sheet Statements Captions [Line Items]
Contingently redeemable convertible preferred shares, par value per share	$ 0			$ 0.0001
Contingently redeemable convertible preferred shares, shares authorized	0			11,111,120
Contingently redeemable convertible preferred shares, shares issued	0			11,111,120
Contingently redeemable convertible preferred shares, shares outstanding	0			11,111,120
Parent Company | Series B Contingently Redeemable Convertible Preferred Shares
Condensed Balance Sheet Statements Captions [Line Items]
Contingently redeemable convertible preferred shares, par value per share	$ 0			$ 0.0001
Contingently redeemable convertible preferred shares, shares authorized	0			7,936,510
Contingently redeemable convertible preferred shares, shares issued	0			7,936,510
Contingently redeemable convertible preferred shares, shares outstanding	0			7,936,510
Parent Company | Series C Contingently Redeemable Convertible Preferred Shares
Condensed Balance Sheet Statements Captions [Line Items]
Contingently redeemable convertible preferred shares, par value per share	$ 0			$ 0.0001
Contingently redeemable convertible preferred shares, shares authorized	0			4,999,540
Contingently redeemable convertible preferred shares, shares issued	0			4,999,540
Contingently redeemable convertible preferred shares, shares outstanding	0			4,999,540
Parent Company | Series D Contingently Redeemable Convertible Preferred Shares
Condensed Balance Sheet Statements Captions [Line Items]
Contingently redeemable convertible preferred shares, par value per share	$ 0			$ 0.0001
Contingently redeemable convertible preferred shares, shares authorized	0			5,559,487
Contingently redeemable convertible preferred shares, shares issued	0			5,559,487
Contingently redeemable convertible preferred shares, shares outstanding	0			5,559,487
Parent Company | Class A Common Shares
Condensed Balance Sheet Statements Captions [Line Items]
Common shares, par value per share	$ 0.0001			$ 0
Common shares, shares authorized	4,920,000,000			0
Common shares, shares issued	59,547,823			0
Common shares, shares outstanding	59,547,823			0
Parent Company | Class B Common Shares
Condensed Balance Sheet Statements Captions [Line Items]
Common shares, par value per share	$ 0.0001			$ 0
Common shares, shares authorized	30,000,000			0
Common shares, shares issued	17,000,189			0
Common shares, shares outstanding	17,000,189			0